FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21357

                Franklin Templeton Limited Duration Income Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650/312-2000
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/07
                          ----------


Item 1. Schedule of Investments.


Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  15

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY      PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 148.1%
   CORPORATE BONDS 43.8%
   COMMERCIAL SERVICES 3.3%
 b ARAMARK Corp., senior note, FRN, 8.411%, 2/01/15 .....................    United States        1,800,000       $       1,764,000
   Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................    United States        4,000,000               4,170,000
   JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ....    United States        2,000,000               2,030,000
 c Lamar Media Corp., senior sub. note, 144A, 6.625%, 8/15/15 ...........    United States        2,000,000               1,955,000
   RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..............    United States        2,000,000               1,800,000
                                                                                                                  ------------------
                                                                                                                         11,719,000
                                                                                                                  ------------------
   COMMUNICATIONS 3.8%
 c Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...............       Jamaica           2,000,000               1,835,000
   Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 ....       Bermuda           3,000,000               3,030,000
   MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .................    United States        1,500,000               1,417,500
   Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ....     Luxembourg          2,000,000               2,140,000
   Qwest Communications International Inc., senior note, B, 7.50%,
      2/15/14 ...........................................................    United States        2,000,000               2,005,000
 c Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ..........................................................        Italy            3,000,000               3,285,000
                                                                                                                  ------------------
                                                                                                                         13,712,500
                                                                                                                  ------------------
   CONSUMER DURABLES 3.1%
   Ford Motor Credit Co. LLC,
       b FRN, 9.693%, 4/15/12 ...........................................    United States        1,000,000                 983,665
         senior note, 5.80%, 1/12/09 ....................................    United States        4,000,000               3,797,684
         senior note, 9.875%, 8/10/11 ...................................    United States          500,000                 473,260
   Jarden Corp., senior sub. note, 7.50%, 5/01/17 .......................    United States        2,000,000               1,730,000
   Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................    United States        1,400,000               1,414,000
   KB Home, senior note, 6.375%, 8/15/11 ................................    United States        3,000,000               2,760,000
                                                                                                                  ------------------
                                                                                                                         11,158,609
                                                                                                                  ------------------
   CONSUMER NON-DURABLES 1.2%
   Reynolds American Inc., senior secured note, 7.25%, 6/01/13 ..........    United States        2,000,000               2,125,468
   Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ..................    United States        2,000,000               2,030,000
                                                                                                                  ------------------
                                                                                                                          4,155,468
                                                                                                                  ------------------
   CONSUMER SERVICES 7.0%
   CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................       Canada            3,000,000               2,846,250
   CCH II LLC, senior note, 10.25%, 9/15/10 .............................    United States        4,000,000               3,940,000
   CSC Holdings Inc., senior note, 8.125%, 7/15/09 ......................    United States        1,000,000               1,018,750
   DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................    United States        1,000,000               1,045,000
   Liberty Media Corp., senior note, 7.875%, 7/15/09 ....................    United States        2,000,000               2,040,480
   LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............    United States          300,000                 283,875
   MGM MIRAGE, senior note, 6.75%, 4/01/13 ..............................    United States        3,000,000               2,925,000
 c Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ..........    United States        1,500,000               1,102,500
   Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......    United States        2,000,000               2,045,000
   Quebecor Media Inc.,
       c 144A, 7.75%, 3/15/16 ...........................................       Canada              500,000                 482,500
         senior note, 7.75%, 3/15/16 ....................................       Canada            2,000,000               1,930,000


                                          Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY      PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   CONSUMER SERVICES (CONTINUED)
   Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 .................    United States        2,000,000       $       1,877,500
 c Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 ...........................................................    United States          665,000                 724,019
   Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ............    United States        3,000,000               3,116,475
                                                                                                                  ------------------
                                                                                                                         25,377,349
                                                                                                                  ------------------
   ELECTRONIC TECHNOLOGY 1.9%
 b Freescale Semiconductor Inc., senior note, FRN, 8.866%,
      12/15/14 ..........................................................    United States        2,000,000               1,710,000
   NXP BV/NXP Funding LLC, senior secured note, 7.875%,
      10/15/14 ..........................................................     Netherlands           500,000                 477,500
   Sanmina-SCI Corp.,
     b,c senior note, 144A, FRN, 7.741%, 6/15/14 ........................    United States        1,300,000               1,259,375
         senior sub. note, 6.75%, 3/01/13 ...............................    United States        1,700,000               1,487,500
   TransDigm Inc., senior sub. note, 7.75%, 7/15/14 .....................    United States        2,000,000               2,040,000
                                                                                                                  ------------------
                                                                                                                          6,974,375
                                                                                                                  ------------------
   ENERGY MINERALS 2.3%
   Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 .................    United States        4,000,000               4,090,000
   Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................    United States        2,000,000               1,935,000
 c Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............     Switzerland         2,500,000               2,340,625
                                                                                                                  ------------------
                                                                                                                          8,365,625
                                                                                                                  ------------------
   FINANCE 3.8%
   CIT Group Funding Co. of Canada, senior note, 4.65%, 7/01/10 .........    United States        1,100,000               1,046,726
   CIT Group Inc., senior note, 7.625%, 11/30/12 ........................    United States          800,000                 811,705
   E*TRADE Financial Corp., senior note, 8.00%, 6/15/11 .................    United States          800,000                 698,000
   GMAC LLC,
         7.25%, 3/02/11 .................................................    United States        2,000,000               1,754,260
         6.875%, 8/28/12 ................................................    United States        3,000,000               2,516,268
 c ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ..............................        India            1,000,000                 991,906
   Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ...........    United States        3,000,000               3,059,577
   Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................    United States        2,000,000               1,876,186
   United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 ..........................................................    United States        1,100,000                 957,000
                                                                                                                  ------------------
                                                                                                                         13,711,628
                                                                                                                  ------------------
   HEALTH SERVICES 5.3%
   Coventry Health Care Inc., senior note, 5.875%, 1/15/12 ..............    United States        3,000,000               3,052,560
   DaVita Inc.,
         senior note, 6.625%, 3/15/13 ...................................    United States          900,000                 900,000
         senior sub. note, 7.25%, 3/15/15 ...............................    United States        1,000,000               1,007,500
 c FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ...............       Germany           1,000,000               1,005,000
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .............       Germany           2,000,000               2,005,000
   HCA Inc., senior secured note, 9.125%, 11/15/14 ......................    United States        3,000,000               3,127,500
   Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ................    United States        2,500,000               2,287,500


4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY      PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   HEALTH SERVICES (CONTINUED)
   U.S. Oncology Holdings Inc., senior note, PIK, 10.759%, 3/15/12 ......    United States        2,000,000       $       1,670,000
   United Surgical Partners International Inc., senior sub. note, PIK,
      9.25%, 5/01/17 ....................................................    United States        1,100,000               1,078,000
   Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ..........................................................    United States        3,000,000               2,902,500
                                                                                                                  ------------------
                                                                                                                         19,035,560
                                                                                                                  ------------------
   INDUSTRIAL SERVICES 1.7%
   Compagnie Generale de Geophysique-Veritas, senior note, 7.50%,
      5/15/15 ...........................................................       France            2,000,000               2,035,000
   El Paso Corp., senior note, 6.875%, 6/15/14 ..........................    United States        2,000,000               2,024,448
   The Williams Co. Inc., 8.125%, 3/15/12 ...............................    United States        2,000,000               2,187,500
                                                                                                                  ------------------
                                                                                                                          6,246,948
                                                                                                                  ------------------
   NON-ENERGY MINERALS 0.8%
 b Freeport-McMoRan Copper & Gold Inc., senior note, FRN, 8.394%,
      4/01/15 ...........................................................    United States        3,000,000               3,052,500
                                                                                                                  ------------------
   PROCESS INDUSTRIES 4.3%
   Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 .........    United States          600,000                 597,000
   Crown Americas Inc., senior note, 7.625%, 11/15/13 ...................    United States        3,000,000               3,082,500
   Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 .......    United States        2,000,000               2,130,000
 c Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 .......................   United Kingdom        3,000,000               2,685,000
   JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................       Ireland           3,000,000               2,865,000
 c MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...............    United States        2,000,000               1,890,000
   Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................    United States        2,000,000               2,095,000
                                                                                                                  ------------------
                                                                                                                         15,344,500
                                                                                                                  ------------------
   PRODUCER MANUFACTURING 0.6%
   RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..............    United States        2,000,000               1,990,000
                                                                                                                  ------------------
   REAL ESTATE INVESTMENT TRUST 0.7%
   Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...................    United States        2,500,000               2,531,250
                                                                                                                  ------------------
   RETAIL TRADE 0.5%
   Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..................    United States        2,000,000               1,910,000
                                                                                                                  ------------------
   TECHNOLOGY SERVICES 1.1%
   SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 ..............    United States        4,000,000               4,090,000
                                                                                                                  ------------------
   UTILITIES 2.4%
   Aquila Inc., senior note, 9.95%, 2/01/11 .............................    United States        2,000,000               2,162,000
   Dynegy Holdings Inc., senior note, 7.50%, 6/01/15 ....................    United States        2,000,000               1,880,000
   NRG Energy Inc., senior note, 7.25%, 2/01/14 .........................    United States        2,800,000               2,737,000
 c Texas Competitive Electric Holdings Co. LLC, senior note, B, 144A,
      10.25%, 11/01/15 ..................................................    United States        1,900,000               1,890,500
                                                                                                                  ------------------
                                                                                                                          8,669,500
                                                                                                                  ------------------
   TOTAL CORPORATE BONDS (COST $161,394,450) ............................                                               158,044,812
                                                                                                                  ------------------


                                          Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY      PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES 35.0%
 b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.3%
   FHLMC, 5.267%, 5/01/34 ...............................................    United States        1,045,479       $       1,054,714
                                                                                                                  ------------------
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 12.7%
   FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 .........................    United States        2,693,525               2,650,694
   FHLMC Gold 15 Year, 5.00%, 9/01/18 - 11/01/18 ........................    United States        5,384,446               5,398,555
   FHLMC Gold 15 Year, 5.50%, 7/01/19 ...................................    United States          273,341                 276,944
   FHLMC Gold 15 Year, 6.00%, 5/01/22 ...................................    United States        1,382,983               1,415,010
   FHLMC Gold 30 Year, 5.50%, 8/01/33 ...................................    United States        4,738,689               4,738,075
   FHLMC Gold 30 Year, 5.50%, 12/01/34 - 2/01/37 ........................    United States        4,493,618               4,487,714
 d FHLMC Gold 30 Year, 6.00%, 1/15/31 ...................................    United States        4,000,000               4,059,376
   FHLMC Gold 30 Year, 6.00%, 7/01/28 - 10/01/36 ........................    United States       10,734,395              10,916,273
   FHLMC Gold 30 Year, 6.00%, 7/01/36 ...................................    United States        5,519,428               5,603,281
   FHLMC Gold 30 Year, 6.50%, 1/01/35 ...................................    United States        2,859,192               2,947,278
   FHLMC Gold 30 Year, 7.00%, 9/01/27 ...................................    United States          904,720                 951,503
   FHLMC Gold 30 Year, 8.00%, 1/01/31 ...................................    United States          148,966                 159,578
   FHLMC Gold 30 Year, 8.50%, 7/01/31 ...................................    United States        1,931,972               2,080,131
                                                                                                                  ------------------
                                                                                                                         45,684,412
                                                                                                                  ------------------
 b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.6%
   FNMA, 4.583%, 7/01/34 ................................................    United States        2,107,057               2,117,334
   FNMA, 5.991%, 6/01/32 ................................................    United States          106,515                 109,026
                                                                                                                  ------------------
                                                                                                                          2,226,360
                                                                                                                  ------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 18.8%
   FNMA 15 Year, 5.00%, 10/01/17 ........................................    United States        1,500,055               1,503,902
   FNMA 15 Year, 5.50%, 10/01/17 - 1/01/21 ..............................    United States        8,731,801               8,853,466
   FNMA 15 Year, 6.00%, 8/01/21 .........................................    United States        5,344,400               5,473,397
   FNMA 15 Year, 6.00%, 9/01/21 .........................................    United States        4,537,857               4,647,387
   FNMA 15 Year, 6.50%, 7/01/20 .........................................    United States          644,852                 653,991
   FNMA 30 Year, 5.00%, 3/01/37 .........................................    United States        2,950,219               2,879,132
   FNMA 30 Year, 5.50%, 8/01/33 - 1/01/36 ...............................    United States        9,129,087               9,129,040
   FNMA 30 Year, 5.50%, 9/01/33 .........................................    United States        4,042,210               4,045,840
   FNMA 30 Year, 6.00%, 4/01/33 - 1/01/36 ...............................    United States       10,670,405              10,851,493
 d FNMA 30 Year, 6.50%, 1/01/32 .........................................    United States        1,000,000               1,027,969
   FNMA 30 Year, 6.50%, 8/01/32 - 6/01/36 ...............................    United States        8,604,128               8,855,153
   FNMA 30 Year, 6.50%, 6/01/36 .........................................    United States        8,632,436               8,875,863
   FNMA 30 Year, 7.00%, 9/01/18 .........................................    United States          333,351                 351,650
   FNMA 30 Year, 8.00%, 10/01/29 ........................................    United States          215,396                 230,548
   FNMA 30 Year, 8.50%, 8/01/26 .........................................    United States          593,257                 638,437
                                                                                                                  ------------------
                                                                                                                         68,017,268
                                                                                                                  ------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.6%
   GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 .........................    United States        2,515,701               2,535,488
   GNMA I SF 30 Year, 5.50%, 12/15/34 ...................................    United States        3,780,288               3,809,612
   GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 .........................    United States        2,299,428               2,384,044


6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE CONTINUED)
  GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29 ..........................    United States          230,402       $         243,882
  GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ..........................    United States          459,328                 495,553
                                                                                                                  ------------------
                                                                                                                          9,468,579
                                                                                                                  ------------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $126,148,165) ..................                                               126,451,333
                                                                                                                  ------------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 6.4%
  COMMERCIAL SERVICES 1.4%
  Banc of America Commercial Mortgage Inc., 2005-3, A2, 4.501%,
    7/10/43 .............................................................    United States        5,000,000               4,941,563
                                                                                                                  ------------------
  FINANCE 5.0%
b Argent Securities Inc., 2003-W5, M4, FRN, 6.663%, 10/25/33 ............    United States        1,494,021               1,151,203
b Chase Credit Card Master Trust, 2003-6, A, FRN, 5.138%,
    2/15/11 .............................................................    United States        1,700,000               1,699,865
b Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2,
    FRN, 5.115%, 2/25/35 ................................................    United States        1,922,951               1,883,688
b Chase Issuance Trust, 2005-A9, A9, FRN, 5.048%, 11/15/11 ..............    United States        1,000,000                 996,714
b Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, A3,
    FRN, 5.40%, 7/15/44 .................................................    United States        3,000,000               2,999,802
  Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
    5.317%, 6/10/36 .....................................................    United States        1,605,000               1,635,603
b GSAMP Trust, 2003-AHL, B1, FRN, 8.865%, 10/25/33 ......................    United States        1,333,924               1,158,908
  LB-UBS Commercial Mortgage Trust,
     2005-C1, A2, 4.31%, 2/15/30 ........................................    United States        1,395,000               1,377,179
   b 2002-C2, A4, FRN, 5.594%, 6/15/31 ..................................    United States        2,000,000               2,070,009
b Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 7.615%,
    7/25/34 .............................................................    United States          309,986                  55,735
b Morgan Stanley ABS Capital,
       2003-HE3, B1, FRN, 8.165%, 10/25/33 ..............................    United States          897,301                 612,329
       2003-NC10, B1, FRN, 8.165%, 10/25/33 .............................    United States          605,756                 355,197
b Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 9.252%,
    3/25/33 .............................................................    United States          683,608                 322,814
b New Century Home Equity Loan Trust, 2003-2, M3, FRN, 10.169%,
    1/25/33 .............................................................    United States          903,015                 403,886
b Option One Mortgage Loan Trust, 2003-6, M5, FRN, 8.165%,
    11/25/33 ............................................................    United States        1,086,730                 437,792
b Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
    7.365%, 11/25/34 ....................................................    United States          465,742                 249,961
b Structured Asset Investment Loan Trust,
       2003-BC2, M3, FRN, 8.115%, 4/25/33 ...............................    United States           13,987                   5,042
       2003-BC13, M4, FRN, 7.615%, 11/25/33 .............................    United States          687,017                 652,417
                                                                                                                  ------------------
                                                                                                                         18,068,144
                                                                                                                  ------------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (COST $25,935,037) .......................................                                                23,009,707
                                                                                                                  ------------------


                                          Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS 58.3%
  COMMERCIAL SERVICES 7.8%
  Acxiom Corp., Term Loan B, 6.541% - 6.715%, 9/14/12 ...................    United States        1,045,000       $       1,005,112
  Affiliated Computer Services Inc.,
     Additional Term Loan, 6.845% - 7.243%, 3/20/13 .....................    United States        1,773,000               1,718,924
     Term Loan B, 6.865%, 3/20/13 .......................................    United States          490,000                 475,055
  ARAMARK Corp.,
     Synthetic L/C, 5.198%, 1/26/14 .....................................    United States          244,796                 232,128
     Term Loan B, 6.705%, 1/26/14 .......................................    United States        3,425,106               3,247,857
  Cenveo Corp.,
     Delayed Draw Term Loan, 6.66%, 6/21/13 .............................    United States           53,130                  50,449
     Term Loan C, 6.66%, 6/21/13 ........................................    United States        1,594,463               1,514,022
  Corporate Express U.S. Finance Inc., Term Loan D-1 Add-On,
    6.991% - 7.01%, 12/23/10 ............................................    United States        1,660,922               1,624,034
  Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term
    Loan, 6.843%, 10/26/12 ..............................................    United States        3,513,600               3,389,359
  Emdeon Business Services LLC, First Lien Term Loan, 6.83%,
    11/16/13 ............................................................    United States        2,613,228               2,537,497
  First Data Corp., Term Loan B-2, 7.58% - 7.634%, 9/24/14 ..............    United States        2,992,500               2,838,386
  Idearc Inc., Term Loan B, 6.83%, 11/17/14 .............................    United States        4,063,975               3,880,202
  Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 6.896% - 7.493%,
    8/09/13 .............................................................    United States        4,056,970               3,848,158
  R.H. Donnelley Inc., Term Loan D-2, 6.33% - 6.66%, 6/30/11 ............    United States        1,852,758               1,794,822
                                                                                                                  ------------------
                                                                                                                         28,156,005
                                                                                                                  ------------------
  COMMUNICATIONS 3.5%
  Alaska Communications Systems Holdings Inc.,
     2005 Incremental Loan, 6.58%, 2/01/12 ..............................    United States          100,000                  94,792
     Term Loan, 6.58%, 2/01/12 ..........................................    United States        4,000,000               3,790,360
  Alltel Communications Corp., Term Loan B-3, 7.778%, 6/30/15 ...........    United States        2,493,750               2,387,441
d CommScope Inc., Term Loan B, 9.00%, 11/30/14 ..........................    United States        2,500,000               2,461,075
  West Corp., Term Loan B-2, 7.22% - 7.468%, 10/24/13 ...................    United States        1,881,036               1,785,799
  Windstream Corp., Tranche B-1, 6.714%, 7/17/13 ........................    United States        2,038,321               1,992,459
                                                                                                                  ------------------
                                                                                                                         12,511,926
                                                                                                                  ------------------
  CONSUMER DURABLES 1.3%
  Jarden Corp., Term Loan B2, 6.58%, 1/24/12 ............................    United States        2,927,275               2,809,014
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
    6.83% - 7.084%, 4/05/13 .............................................        Canada           1,049,455                 951,572
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
    6.83% - 7.084%, 4/05/13 .............................................    United States        1,051,243                 953,193
                                                                                                                  ------------------
                                                                                                                          4,713,779
                                                                                                                  ------------------
  CONSUMER NON-DURABLES 2.1%
  Acco Brands Corp., Term Loan B, 6.676% - 6.949%, 8/17/12 ..............    United States          859,355                 822,721
  Bumble Bee Foods LLC, Term Loan B, 7.148% - 7.474%, 5/02/12 ...........    United States          500,000                 485,025


8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER NON-DURABLES (CONTINUED)
  CBRL Group (Cracker Barrel),
     Term Loan B1, 6.40%, 4/27/13 .......................................    United States          850,946           $     807,658
     Term Loan B2 (Delayed Draw), 6.38% - 6.40%, 4/27/13 ................    United States          102,218                  97,018
  Central Garden & Pet Co., Term Loan B, 6.35% - 6.53%, 9/30/12 .........    United States          180,659                 156,897
  Dean Foods Co., Term Loan B, 6.58%, 4/02/14 ...........................    United States        3,775,729               3,532,949
  Michael Foods Inc., Term Loan B1, 6.845% - 6.91%, 11/21/10 ............    United States        1,579,873               1,551,767
                                                                                                                     ---------------
                                                                                                                          7,454,035
                                                                                                                     ---------------

  CONSUMER SERVICES 16.1%
  Arby's Restaurant Holdings LLC, Term Loan B, 7.08% - 7.21%,
    7/25/12 .............................................................    United States        1,566,673               1,518,984
  Charter Communications Operating LLC, Term Loan, 6.99%,
    3/06/14 .............................................................    United States        2,362,560               2,206,607
  Cinram International, Term Loan B, 6.878%, 5/05/11 ....................        Canada           1,301,904               1,181,621
  Citadel Broadcasting Corp., Term Loan B, 6.455% - 6.475%,
    6/12/14 .............................................................    United States        4,000,000               3,619,560
  CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.896%,
    3/29/13 .............................................................    United States          786,000                 739,154
  Education Management LLC, Term Loan C, 6.625%, 6/01/13 ................    United States        2,876,676               2,786,406
  Entravision Communications Corp., Term Loan B, 6.73%, 3/29/13 .........    United States        1,933,157               1,819,546
  Gray Television Inc., Term Loan B, 6.73%, 12/31/14 ....................    United States          800,000                 740,016
  Insight Midwest Holdings, Term Loan B, 7.00%, 4/02/14 .................    United States        3,200,000               3,075,616
  Intelsat Corp. (Panamsat), Term Loan B2, 7.225%, 1/03/14 ..............    United States        3,900,600               3,800,706
  Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 6.975%,
    6/30/13 .............................................................    United States        1,880,442               1,858,497
  Laureate Education Inc., Closing Date Term Loan, 8.729%,
    9/25/14 .............................................................    United States        2,345,734               2,259,036
  MCC Iowa,
     Term Loan D-1, 6.69%, 1/31/15 ......................................    United States        2,509,933               2,313,179
     Term Loan D-2 (Delayed Draw), 6.69%, 1/31/15 .......................    United States           58,410                  53,831
  MediaNews Group Inc., Term Loan B, 6.58%, 12/30/10 ....................    United States        2,237,624               2,095,289
  Mission Broadcasting Inc., Term Loan B, 6.58%, 10/01/12 ...............    United States        1,664,366               1,593,897
  Nexstar Broadcasting Inc., Term Loan B, 6.58%, 10/01/12 ...............    United States        1,575,932               1,509,207
  OSI Restaurant Partners LLC (Outback),
     Pre-Funded Revolving Credit, 4.878%, 6/14/13 .......................    United States          296,204                 274,874
     Term Loan B, 7.125%, 6/14/14 .......................................    United States        3,732,165               3,458,187
  Penn National Gaming Inc., Term Loan B, 6.58% - 6.76%,
    10/03/12 ............................................................    United States        4,249,322               4,198,628
  Regal Cinemas Corp., Term Loan, 6.33%, 10/27/13 .......................    United States        3,808,202               3,604,120
  Tribune Co., Term Loan B, 7.91%, 5/16/14 ..............................    United States        3,980,000               3,367,319
  Univision Communications Inc., Term Loan B, 7.095% - 7.21%,
    9/29/14 .............................................................    United States        2,706,040               2,471,941
  UPC Financing Partnership, Term Loan N, 7.13%, 12/31/14 ...............     Netherlands         2,500,000               2,336,600


                                          Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  VML U.S. Finance LLC (Venetian Macau),
     Delay Draw, 7.08%, 5/25/12 .........................................        Macau            1,166,667       $       1,116,418
     New Project Term Loans, 7.08%, 5/25/13 .............................        Macau              977,778                 931,588
     Term Loan B, 7.08%, 5/24/13 ........................................        Macau            1,703,704               1,626,236
  WMG Acquisition Corp. (Warner Music), Term Loan B,
    7.015% - 7.151%, 2/28/11 ............................................    United States        1,816,301               1,744,648
                                                                                                                  ------------------
                                                                                                                         58,301,711
                                                                                                                  ------------------
  ELECTRONIC TECHNOLOGY 1.8%
  Flextronics International USA Inc.,
     Term Loan A, 7.394% - 7.395%, 10/01/14 .............................    United States        1,864,286               1,817,977
     Term Loan A-1, 7.455%, 10/01/14 ....................................    United States          535,714                 522,407
  Marvell Technology Group Ltd., Term Loan, 7.33%, 11/09/09 .............       Bermuda           3,158,000               3,099,608
  Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
    6.901%, 12/31/11 ....................................................    United States        1,269,879               1,242,653
                                                                                                                  ------------------
                                                                                                                          6,682,645
                                                                                                                  ------------------
  ENERGY MINERALS 0.6%
  Citgo Petroleum Corp., Term Loan B, 6.435%, 11/15/12 ..................    United States          922,413                 895,340
  Western Refining Inc., Term Loan B, 6.595%, 5/30/14 ...................    United States        1,201,107               1,154,192
                                                                                                                  ------------------
                                                                                                                          2,049,532
                                                                                                                  ------------------
  FINANCE 2.2%
  CB Richard Ellis Services Inc., Term Loan B, 6.449%, 12/20/13 .........    United States        2,538,159               2,410,591
  Conseco Inc., Term Loan, 6.845%, 10/10/13 .............................    United States        2,185,951               2,007,118
  Nuveen Investments Inc., Term Loan B, 7.83% - 7.865%,
    11/13/14 ............................................................    United States        1,900,000               1,873,951
  TD Ameritrade Holding Corp., Term Loan B, 6.35%, 12/31/12 .............    United States        1,611,114               1,569,950
                                                                                                                  ------------------
                                                                                                                          7,861,610
                                                                                                                  ------------------
  HEALTH SERVICES 5.2%
  Community Health Systems Inc., Term Loan, 7.331%, 7/25/14 .............    United States        2,532,947               2,434,668
  DaVita Inc., Term Loan B-1, 6.35% - 6.75%, 10/05/12 ...................    United States        2,717,434               2,607,813
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.205% - 6.624%, 3/31/13 ............................................    United States        4,004,464               3,861,865
  HCA Inc., Term Loan B-1, 7.08%, 11/18/13 ..............................    United States        4,111,534               3,940,741
  HCR Healthcare LLC, Term Loan B, 7.605%, 12/21/14 .....................    United States        2,000,000               1,918,960
  Health Management Associates Inc., Term Loan B, 6.58% - 6.595%,
    2/28/14 .............................................................    United States        2,678,087               2,491,424
  Vanguard Health Holding Co. II LLC, Replacement Term Loan,
    7.095%, 9/23/11 .....................................................    United States        1,592,010               1,531,753
                                                                                                                  ------------------
                                                                                                                         18,787,224
                                                                                                                  ------------------


10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HEALTH TECHNOLOGY 1.5%
  Bausch and Lomb Inc., Parent Term Loan B, 8.08%, 4/28/15 ..............    United States          560,000       $         557,144
  DJO Finance LLC, Term Loan B, 7.83%, 5/20/14 ..........................    United States        2,750,000               2,712,930
d Mylan Inc., Term Loan B, 9.75%, 10/02/14 ..............................    United States        2,200,000               2,172,500
                                                                                                                  ------------------
                                                                                                                          5,442,574
                                                                                                                  ------------------
  INDUSTRIAL SERVICES 1.7%
  Allied Waste North America Inc.,
     Credit Link, 5.121%, 3/28/14 .......................................    United States          965,857                 927,705
     Term Loan B, 6.36% - 6.88%, 3/28/14 ................................    United States        1,606,459               1,543,004
  Knight Inc. (Kinder Morgan), Term Loan B, 6.35%, 5/30/14 ..............    United States        2,321,273               2,298,176
  URS Corp., Term Loan B, 7.593%, 5/15/13 ...............................    United States        1,468,712               1,460,208
                                                                                                                  ------------------
                                                                                                                          6,229,093
                                                                                                                  ------------------

  PROCESS INDUSTRIES 5.3%
  Georgia-Pacific Corp.,
     Additional Term Loan, 6.58% - 6.896%, 12/20/12 .....................    United States        1,682,475               1,593,943
     Term Loan B, 6.58% - 6.896%, 12/20/12 ..............................    United States        2,450,000               2,317,063
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.50%, 5/03/13 ........    United States        3,253,985               3,159,001
  Hexion Specialty Chemicals, B.V., Term Loan C-2, 7.125%, 5/03/13 .....      Netherlands           705,069                 684,488
  Huntsman International LLC, Term Loan B, 6.615%, 4/21/14 ..............    United States        2,711,000               2,650,328
  Ineos U.S. Finance LLC,
     Term Loan B2, 7.357%, 12/16/13 .....................................    United States          392,000                 379,221
     Term Loan C2, 7.857%, 12/23/14 .....................................    United States          392,000                 377,872
  Nalco Co., Term Loan B, 6.48% - 7.12%, 11/04/10 .......................    United States        1,343,428               1,319,421
d NewPage Corp., Term Loan, 10.25%, 12/22/14 ............................    United States          846,472                 838,101
  Oxbow Carbon LLC,
     Delayed Draw Term Loan, 6.83%, 5/08/14 .............................    United States          240,403                 225,906
     Term Loan B, 7.51%, 5/08/14 ........................................    United States        2,687,750               2,525,679
  Univar Inc., OPCO Tranche Term Loan B, 7.887%, 10/11/14 ...............    United States        1,300,000               1,270,113
  Verso Paper Holdings LLC, Term Loan B, 6.58%, 8/01/13 .................    United States        1,914,939               1,846,116
                                                                                                                  ------------------
                                                                                                                         19,187,252
                                                                                                                  ------------------

  PRODUCER MANUFACTURING 5.7%
  Allison Transmission, Term Loan B, 7.90% - 8.00%, 8/07/14 .............    United States        2,500,000               2,326,900
  Cooper Standard Automotive Inc., Term Loan D, 7.375%,
    12/23/11 ............................................................    United States          882,000                 850,918
  Dresser Inc., Term Loan B, 6.449% - 7.345%, 5/04/14 ...................    United States        1,571,385               1,515,412
  GPS CCMP Merger Corp. (Generac), Term Loan B, 7.73%,
    11/09/13 ............................................................    United States        3,215,333               2,873,415
  Nortek Inc., Term Loan, 7.10%, 8/27/11 ................................    United States        1,443,696               1,341,049
  Oshkosh Truck Corp.,
     Term Loan A, 6.65%, 12/06/11 .......................................    United States          875,000                 852,241
     Term Loan B, 6.90%, 12/06/13 .......................................    United States        2,863,750               2,730,214
  RBS Global Inc. (Rexnord Corp.), Term Loan, 7.449% - 7.68%,
    7/22/13 .............................................................    United States        3,000,000               2,900,100


                                         Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
   b SENIOR FLOATING RATE INTERESTS (CONTINUED)
     PRODUCER MANUFACTURING (CONTINUED)
     Sensus Metering Systems Inc.,
        Term Loan B1, 6.901% - 7.18%, 12/17/10 ..........................    United States        2,212,955       $       2,156,148
        Term Loan B2, 6.718% - 6.901%, 12/17/10 .........................      Luxembourg           143,778                 140,087
     TriMas Co. LLC,
        Term Loan B, 7.234%, 8/02/13 ....................................    United States        1,596,713               1,537,395
        Tranche B-1 L/C, 7.70%, 8/02/13 .................................    United States          373,136                 363,521
     TRW Automotive Inc., Tranche B-1 Term Loan, 6.688%, 2/09/14 ........    United States          920,034                 891,365
                                                                                                                  ------------------
                                                                                                                         20,478,765
                                                                                                                  ------------------
     RETAIL TRADE 0.2%
     Neiman Marcus Group Inc., Term Loan, 6.90% - 7.002%, 4/06/13 .......    United States          987,342                 946,950
                                                                                                                  ------------------
     TECHNOLOGY SERVICES 1.0%
     SunGard Data Systems Inc., New U.S. Term Loan, 6.898%,
       2/28/14 ..........................................................    United States        3,833,685               3,692,682
                                                                                                                  ------------------
     UTILITIES 2.3%
     Dynegy Holdings Inc.,
        Term L/C Facility, 6.355%, 4/02/13 ..............................    United States        2,923,913               2,733,976
        Term Loan B, 6.752%, 4/02/13 ....................................    United States           75,897                  70,966
     NRG Energy Inc.,
        Credit Link, 6.48%, 2/01/13 .....................................    United States          819,782                 780,441
        Term Loan, 6.58%, 2/01/13 .......................................    United States        1,775,589               1,690,378
     Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 8.396%,
       10/10/14 .........................................................    United States        3,000,000               2,940,030
                                                                                                                  ------------------
                                                                                                                          8,215,791
                                                                                                                  ------------------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $218,801,734) ...........                                               210,711,574
                                                                                                                  ------------------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.6%
 b,e Government of Argentina, FRN, 5.389%, 8/03/12 ......................      Argentina          3,950,000               2,147,801
     Government of Malaysia,
        6.45%, 7/01/08 ..................................................       Malaysia          1,400,000 MYR             429,502
        7.00%, 3/15/09 ..................................................       Malaysia          1,500,000 MYR             472,189
        3.756%, 4/28/11 .................................................       Malaysia          7,510,000 MYR           2,283,561
     Government of Norway, 5.50%, 5/15/09 ...............................        Norway           3,360,000 NOK             625,013
     Government of Poland, 6.00%, 5/24/09 ...............................        Poland           5,645,000 PLN           2,279,511
     Government of Singapore, 5.625%, 7/01/08 ...........................      Singapore          2,150,000 SGD           1,518,750
     Government of Sweden,
        6.50%, 5/05/08 ..................................................        Sweden          15,600,000 SEK           2,429,963
        5.00%, 1/28/09 ..................................................        Sweden           2,800,000 SEK             436,706
      f Strip, 9/17/08 ..................................................        Sweden           1,500,000 SEK             225,333
     Korea Treasury Bond, 5.25%, 9/10/12 ................................     South Korea     3,600,000,000 KRW           3,765,482
                                                                                                                  ------------------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $16,085,853) ...............................................                                                16,613,811
                                                                                                                  ------------------
     TOTAL LONG TERM INVESTMENTS (COST $548,365,239) ....................                                               534,831,237
                                                                                                                  ------------------


12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY       PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS 5.8%
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.7%
   f Egypt Treasury Bills, 7/01/08 - 12/16/08 ...........................        Egypt            9,150,000 EGP   $       1,554,440
   f Government of Sweden, Strip, 6/18/08 ...............................       Sweden            4,050,000 SEK             614,619
   f Malaysia Treasury Bill, 6/06/08 ....................................      Malaysia             800,000 MYR             238,472
   f Norway Treasury Bills, 6/18/08 - 9/17/08 ...........................       Norway              340,000 NOK              60,622
                                                                                                                  ------------------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $2,421,067) ................................................                                                 2,468,153
                                                                                                                  ------------------
     TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
       (COST $550,786,306) ..............................................                                               537,299,390
                                                                                                                  ------------------
                                                                                             ------------------
                                                                                                   SHARES
                                                                                             ------------------
     MONEY MARKET FUND (COST $18,334,059) 5.1%
   g Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.58% ............................................................    United States       18,334,059              18,334,059
                                                                                                                  ------------------
     TOTAL INVESTMENTS (COST $569,120,365) 153.9% .......................                                               555,633,449
     PREFERRED SHARES (52.6)% ...........................................                                              (190,000,000)
     NET UNREALIZED GAIN ON FORWARD EXCHANGE
     CONTRACTS 0.0% h ...................................................                                                    29,676
     OTHER ASSETS, LESS LIABILITIES (1.3)% ..............................                                                (4,601,570)
                                                                                                                  ------------------
     NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ......................                                         $     361,061,555
                                                                                                                  ==================

CURRENCY ABBREVIATIONS

EGP   -   Egyptian Pound
KRW   -   South Korean Won
MYR   -   Malaysian Ringgit
NOK   -   Norwegian Krone
PLN   -   Polish Zloty
SEK   -   Swedish Krona
SGD   -   Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC -   Federal Home Loan Mortgage Corp.
FNMA  -   Federal National Mortgage Association
FRN   -   Floating Rate Note
GNMA  -   Government National Mortgage Association
GP    -   Graduated Payment
L/C   -   Letter of Credit
PIK   -   Payment-In-Kind
SF    -   Single Family


                                         Quarterly Statement of Investments | 13

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $21,446,425, representing 5.94% of net assets.

d A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f The security is traded on a discount basis with no stated coupon rate.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h Rounds to less than 0.1% of net assets.


14 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of


                                         Quarterly Statement of Investments | 15

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $ 570,257,920
                                                            ==============

Unrealized appreciation .................................   $   3,854,027
Unrealized depreciation .................................     (18,478,498)
                                                            --------------
Net unrealized appreciation (depreciation) ..............   $ (14,624,471)
                                                            ==============

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2007, the Fund had the following forward exchange contract outstanding:

                                                               -------------------------------------------------
                                                                CONTRACT   SETTLEMENT   UNREALIZED   UNREALIZED
                                                                AMOUNT a      DATE         GAIN        (LOSS)
                                                               -------------------------------------------------
CONTRACTS TO BUY
5,900,000   Norwegian Krone ................................   1,055,116    1/28/08      $ 29,676    $       --
                                                                                        ------------------------
  Net unrealized gain (loss) on forward exchange contracts ..........................    $ 29,676
                                                                                        =========

a In U.S. dollars unless otherwise indicated.

16 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Limited Duration Income Trust




By /s/GALEN G. VETTER
  -------------------------------
      Galen G. Vetter
      Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  -----------------------------------
      Galen G. Vetter
      Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008




By /s/LAURA FERGERSON
 ------------------------------------
      Laura Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 27, 2008